Investments - Summary of Assets and Liabilities Evaluated at Fair Value (Detail) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Compass business combination [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	R$ 51,032
Other assets and liabilities	301,948
Management contracts and customers relationship	324,361
Brands	77,763
Net identifiable assets acquired	755,104
Goodwill	213,327
Net assets acquired	968,431
MAV Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	285
Other assets and liabilities	(221)
Management contracts and customers relationship	5,760
Brands	0
Net identifiable assets acquired	5,824
Goodwill	27,186
Net assets acquired	33,010
Lacan Ativos Reais Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1,987
Other assets and liabilities	(1,497)
Management contracts and customers relationship	26,539
Brands	0
Net identifiable assets acquired	28,150
Goodwill	76,439
Net assets acquired	103,468
Verde Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	43,780
Other assets and liabilities	(29,756)
Management contracts and customers relationship	104,523
Brands	25,712
Net identifiable assets acquired	144,259
Goodwill	146,312
Net assets acquired	R$ 290,571